Research International Core Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2022 (unaudited)

Common Stocks (98.3%)	Country	Shares/ Par +	Value $ (000’s)
Communication Services (5.7%)
Advanced Info Service PCL - Foreign Shares	Thailand	570,000	3,994
carsales.com, Ltd.	Australia	150,842	2,326
Hellenic Telecommunications Organization SA	Greece	209,827	3,796
KDDI Corp.	Japan	284,200	9,335
NAVER Corp.	South Korea	23,303	6,516
NetEase, Inc., ADR	China	110,119	9,877
SEEK, Ltd.	Australia	134,889	2,968
SoftBank Group Corp.	Japan	115,000	5,173
Tencent Holdings, Ltd.	China	150,000	7,076

Total			51,061

Consumer Discretionary (9.6%)
adidas AG	Germany	41,766	9,753
Bridgestone Corp.	Japan	119,800	4,636
Burberry Group PLC	United Kingdom	109,847	2,399
Cie Financiere Richemont SA	Switzerland	64,822	8,223
Continental AG *	Germany	46,382	3,346
Flutter Entertainment PLC *	Ireland	28,286	3,274
JD.com, Inc. - Class A *	China	7,861	230
Koito Manufacturing Co., Ltd.	Japan	148,500	6,012
LVMH Moet Hennessy Louis Vuitton SE	France	27,682	19,711
Prosus NV *	China	47,054	2,491
Techtronic Industries Co., Ltd.	Hong Kong	595,000	9,585
Whitbread PLC *	United Kingdom	88,559	3,296
Yamaha Corp.	Japan	78,600	3,428
Yum China Holdings, Inc.	China	139,750	5,805
ZOZO, Inc.	Japan	123,400	3,278

Total			85,467

Consumer Staples (9.2%)
British American Tobacco PLC	United Kingdom	307,417	12,858
Danone SA	France	93,449	5,148
Diageo PLC	United Kingdom	263,477	13,317
Kao Corp.	Japan	110,700	4,544
Kirin Holdings Co., Ltd.	Japan	304,400	4,553
Nestle SA	Switzerland	220,319	28,602
Ocado Group PLC *	United Kingdom	97,280	1,487
Reckitt Benckiser Group PLC	United Kingdom	123,146	9,413
Sugi Holdings Co., Ltd.	Japan	45,300	2,242

Total			82,164

Energy (4.3%)
Capricorn Energy PLC *	United Kingdom	1,307,174	3,772
Eni SpA	Italy	616,171	9,034
Galp Energia SGPS SA	Portugal	667,590	8,448
Idemitsu Kosan Co., Ltd.	Japan	191,900	5,294
TC Energy Corp.	Canada	105,132	5,930
Woodside Petroleum, Ltd.	Australia	241,170	5,754

Total			38,232

Common Stocks (98.3%)	Country	Shares/ Par +	Value $ (000’s)
Financials (17.0%)
AIA Group, Ltd.	Hong Kong	1,190,200	12,461
Aon PLC	United States	55,421	18,047
Barclays PLC	United Kingdom	3,544,584	6,886
Beazley PLC	United Kingdom	677,906	3,724
BNP Paribas SA	France	212,937	12,124
Euronext NV	Netherlands	119,420	10,844
HDFC Bank, Ltd.	India	349,022	6,736
Hiscox, Ltd.	United Kingdom	321,442	4,144
Hong Kong Exchanges & Clearing, Ltd.	Hong Kong	184,500	8,695
Julius Baer Group, Ltd.	Switzerland	120,241	6,975
London Stock Exchange Group PLC	United Kingdom	125,350	13,096
Macquarie Group, Ltd.	Australia	61,692	9,280
Mitsubishi UFJ Financial Group, Inc.	Japan	655,700	4,070
Natwest Group PLC	United Kingdom	3,911,171	11,005
UBS Group AG	Switzerland	667,066	13,032
Zurich Insurance Group AG	Switzerland	20,609	10,161

Total			151,280

Health Care (12.5%)
Bayer AG	Germany	95,171	6,511
ConvaTec Group PLC	United Kingdom	1,616,795	4,554
Koninklijke Philips NV	Netherlands	244,256	7,473
Kyowa Kirin Co., Ltd.	Japan	352,500	8,178
Novo Nordisk AS - Class B	Denmark	281,724	31,200
Qiagen NV *	United States	211,721	10,393
Roche Holding AG	Switzerland	79,475	31,430
Santen Pharmaceutical Co., Ltd.	Japan	617,000	6,176
Terumo Corp.	Japan	160,400	4,858

Total			110,773

Industrials (15.9%)
Cellnex Telecom SA	Spain	114,087	5,468
Daikin Industries, Ltd.	Japan	61,900	11,270
GEA Group AG	Germany	212,567	8,782
Hitachi, Ltd.	Japan	296,800	14,872
Kubota Corp.	Japan	527,600	9,891
Legrand SA	France	102,137	9,710
MTU Aero Engines AG	Germany	31,548	7,330
Persol Holdings Co., Ltd.	Japan	146,900	3,293
Ritchie Bros Auctioneers, Inc.	Canada	75,604	4,466
Ryanair Holdings PLC *	Ireland	40,458	3,525
Schindler Holding AG	Switzerland	31,108	6,632
Schneider Electric SE	United States	142,202	23,742
Secom Co., Ltd.	Japan	28,200	2,043
SMC Corp.	Japan	20,900	11,673
Toyota Industries Corp.	Japan	103,400	7,117
Weir Group PLC	United Kingdom	211,536	4,521
Wolters Kluwer NV	Netherlands	61,001	6,494

Total			140,829

Research International Core Portfolio

Common Stocks (98.3%)	Country	Shares/ Par +	Value $ (000’s)
Information Technology (9.2%)
Amadeus IT Group SA *	Spain	113,021	7,362
ASML Holding NV	Netherlands	4,306	2,872
Cadence Design Systems, Inc. *	United States	41,979	6,904
Constellation Software, Inc.	Canada	5,232	8,943
Fujitsu, Ltd.	Japan	67,800	10,108
Kyocera Corp.	Japan	91,700	5,154
Nomura Research Institute, Ltd.	Japan	261,100	8,539
NXP Semiconductors NV	China	32,719	6,056
Samsung Electronics Co., Ltd.South Korea		140,901	8,049
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	452,189	9,349
Visa, Inc. - Class A	United States	37,804	8,384

Total			81,720

Materials (9.3%)
Akzo Nobel NV	Netherlands	105,012	9,022
Croda International PLC	United Kingdom	97,739	10,045
Glencore PLC *	Australia	1,765,373	11,473
Kansai Paint Co., Ltd.	Japan	184,200	2,959
Linde PLC	United Kingdom	71,419	23,014
Nitto Denko Corp.	Japan	103,700	7,432
Sika AG	Switzerland	30,649	10,098
Symrise AG	Germany	72,112	8,657

Total			82,700

Real Estate (2.4%)
ESR Cayman, Ltd. *	China	1,530,400	4,738
Grand City Properties SA	Germany	297,554	5,956
LEG Immobilien SE	Germany	89,433	10,213

Total			20,907

Utilities (3.2%)
APA Group	Australia	428,672	3,399

Common Stocks (98.3%)	Country	Shares/ Par +	Value $ (000’s)
Utilities continued
China Resources Gas Group, Ltd.	China	812,000	3,434
CLP Holdings, Ltd.	Hong Kong	482,000	4,697
E.ON SE	Germany	398,648	4,636
Iberdrola SA	Spain	801,851	8,728
Orsted A/S *	Denmark	30,294	3,815

Total			28,709

Total Common Stocks (Cost: $717,627)			873,842

Warrants (0.0%)
Consumer Discretionary (0.0%)
Cie Financiere Richemont SA *	Switzerland	136,342	108

Total			108

Total Warrants (Cost: $–)			108

Short-Term Investments (1.4%)
Money Market Funds (1.4%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.250%#	United States	12,082,899	12,083

Total			12,083

Total Short-Term Investments (Cost: $12,083)			12,083

Total Investments (99.7%) (Cost: $729,710)@			886,033

Other Assets, Less Liabilities (0.3%)			2,586

Net Assets (100.0%)			888,619

Investments by Country of Risk as a Percentage on Net Assets:
Japan	18.7%
United Kingdom	14.4%
Switzerland	13.0%
United States	9.0%
Germany	7.4%
France	5.3%
Other	31.9%

Total	99.7%

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 3/31/2022.
@

At March 31, 2022, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $729,710 and the net unrealized appreciation of investments based on that cost was $156,323 which is comprised of $198,932 aggregate gross unrealized appreciation and $42,609 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Research International Core Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2022.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks
Communication Services	$13,871	$37,190	$—
Consumer Discretionary	5,805	79,662	—
Energy	5,930	32,302	—
Financials	18,047	133,233	—
Industrials	7,991	132,838	—
Information Technology	30,287	51,433	—
All Others	—	325,253	—
Short-Term Investments	12,083	—	—
Warrants	108	—	—

Total Assets:	$94,122	$791,911	$—

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand